UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if amendment [ ]; Amendment Number: __

This Amendment (Check only one):  [  ] a restatement
                                  [  ]  adds new holdings entries

Institutional Investment Manager Filing this report:

Name:    Greenhaven Associates, Inc.
         Three Manhattanville Road
         Purchase, NY 10577

Form 13F File Number:  28-2408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Chris A. Wachenheim
Title:   Executive Vice President
Phone:   914-253-9374

Signature, Place, and Date of Signing:

/s/  Chris A. Wachenheim            Purchase, NY             November 6, 2009
-------------------------        ------------------         ------------------
        [Signature]                [City, State]                   [Date]


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Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s). )

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s). )

List of other Managers Reporting for this Manager:
[If there are no entries in this list omit this section.]

Form 13F File Number                        Name

----------------------------------          -----------------------------------
[Repeat as necessary.]

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
                  COL 1            COL 2     COL 3         COL 4       COL 5           COL 6                    COL 7
                                  TITLE OF                 VALUE     PRINCIPAL              SHARED
                SECURITY           CLASS     CUSIP         ($000)      AMOUNT      SOLE      OTHER       SOLE            NONE
3M Company (MMM)                   COMMON    88579Y101     240,177   3,254,425    621,150  2,633,275     621,150      2,633,275
Agilent  Technologies, Inc. (A)    COMMON    00846U101     209,421   7,525,025  1,552,500  5,972,525   1,552,500      5,972,525
Air Products & Chemicals (APD)     COMMON    009158106     126,859   1,635,200    181,000  1,454,200     181,000      1,454,200
Baker Hughes Inc. (BHI)            COMMON    057224107     100,285   2,350,786    188,000  2,162,786     188,000      2,162,786
Boeing Company (BA)                COMMON    097023105      18,958     350,100     31,700    318,400      31,700        318,400
Bruker Corp (BRKR)                 COMMON    116794108      11,198   1,049,500    730,000    319,500     730,000        319,500
Burlington Northern Santa Fe (BNI) COMMON    12189T104      62,956     788,620          -    788,620           -        788,620
Citigroup Inc. (C)                 COMMON    172967101       3,102     641,000    495,000    146,000     495,000        146,000
CSX Corp (CSX)                     COMMON    126408103      12,468     297,850          -    297,850           -        297,850
Devon Energy Corp (DVN)            COMMON    25179M103     201,336   2,990,280    558,000  2,432,280     558,000      2,432,280
Emerson Electric Company (EMR)     COMMON    291011104      52,789   1,317,100          -  1,317,100           -      1,317,100
EQT Corporation (EQT)              COMMON    26884L109      95,180   2,234,272    370,000  1,864,272     370,000      1,864,272
FedEx Corp (FDX)                   COMMON    31428X106     235,213   3,126,998    629,600  2,497,398     629,600      2,497,398
Hartford Financial (HIG)           COMMON    416515104      59,415   2,242,085    670,250  1,571,835     670,250      1,571,835
Hugoton Royalty Tr (HGT)           COMMON    444717102       4,406     246,000    225,000     21,000     225,000         21,000
Norfolk Southern Corp (NSC)        COMMON    655844108      37,730     875,200     38,500    836,700      38,500        836,700
Pall Corp (PLL)                    COMMON    696429307      97,269   3,013,286    752,668  2,260,618     752,668      2,260,618
Perkinelmer, Inc. (PKI)            COMMON    714046109      19,051     990,200          -    990,200           -        990,200
Plains All Amer Pipeline LP (PAA)  COMMON    726503105       6,481     140,000     20,000    120,000      20,000        120,000
RHJ International (RHJIF)          COMMON    749561205      11,914   1,632,025  1,198,900    433,125   1,198,900        433,125
Rockwell Collins, Inc. (COL)       COMMON    774341101      67,925   1,337,113    168,000  1,169,113     168,000      1,169,113
Smurfit Stone (SSCCQ)              COMMON    832727101       1,557   3,384,000  2,455,000    929,000   2,455,000        929,000
Spirit Aerosystems (SPR)           COMMON    848574109      19,127   1,059,100     50,000  1,009,100      50,000      1,009,100
Thermo Fisher Scientific (TMO)     COMMON    883556102      74,307   1,701,560    165,000  1,536,560     165,000      1,536,560
Union Pacific Corp (UNP)           COMMON    907818108     161,315   2,764,616    440,400  2,324,216     440,400      2,324,216
Unum Group (UNM)                   COMMON    91529Y106         214      10,000          -     10,000           -         10,000
Williams Companies (WMB)           COMMON    969457100      88,362   4,944,725    975,000  3,969,725     975,000      3,969,725
Xerox Corp (XRX)                   COMMON    984121103      44,518   5,751,661    417,500  5,334,161     417,500      5,334,161
                                                         2,063,533
